Financial instruments - Summary of changes in fair value of Level 3 financial assets and financial liabilities (Detail) - USD ($) $ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025	Jun. 30, 2025
Disclosure of detailed information about financial instruments [line items]
Cash and cash equivalents	$ 8,913	$ 8,872	$ 9,015
Financial assets measured at fair value through other comprehensive income, category
Disclosure of detailed information about financial instruments [line items]
Equity shares and quoted funds	186	240
Fair value
Disclosure of detailed information about financial instruments [line items]
Cash and cash equivalents	8,913	8,872
Equity shares and quoted funds	257	318
Level 3
Disclosure of detailed information about financial instruments [line items]
Opening balance	172	216
Currency translation adjustments	7	16
Total realised gains/(losses) included in net operating costs	(24)	31
Total unrealised gains included in net operating costs	61	136
Total unrealised gains/(losses) transferred into other comprehensive income through cash flow hedges	154	(105)
Additions/acquisitions of financial assets and liabilities	2	85
Disposals/maturity of financial assets and liabilities	18	(207)
Closing balance	390	172
Net gains included in the income statement for assets and liabilities held at period end	34	113
Level 3 | Royalty Receivables | Forward Commodity Price And Mine Production, Measurement Input | Discounted cash flows
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	266	275
Level 3 | Fair value
Disclosure of detailed information about financial instruments [line items]
Cash and cash equivalents	0	0
Equity shares and quoted funds	137	139
Level 1 | Fair value
Disclosure of detailed information about financial instruments [line items]
Cash and cash equivalents	2,788	3,725
Equity shares and quoted funds	120	179
Level 2 | Provisionally Priced Receivables | Applicable Forward Quoted Metal Prices, Measurement Input | Closely Related Listed Product
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	938	1,431
Level 2 | Fair value
Disclosure of detailed information about financial instruments [line items]
Cash and cash equivalents	0	0
Equity shares and quoted funds	$ 0	$ 0